Employee Benefit Plan	12 Months Ended
Dec. 31, 2016
Postemployment Benefits [Abstract]
Employee Benefit Plan
EMPLOYEE BENEFIT PLAN
The Company offers eligible employees the opportunity to defer a percentage of their earned income into company-sponsored 401(k) plans. No matching contributions were made to the plans for the years ended December 31, 2016 and 2015.